AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 14, 2011


                                                   REGISTRATION NOS. 333-176654
                                                                      811-04001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        POST-EFFECTIVE AMENDMENT NO. 1                      [X]


                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 166                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-3067
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                          NICHOLAS D. LATRENTA, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------


IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on          pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_] on          pursuant to paragraph (a) (1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.



================================================================================

This registration statement incorporates by reference the prospectus and the Statement of Additional Information for the Preference Premier Variable Annuity Contracts issued by Metropolitan Life Insurance Company (offered on and after October 7, 2011) included in Pre-Effective Amendment No. 1 to this registration statement on Form N-4 (File Nos. 333-176654/811-04001), filed on September 21, 2011, and the Prospectus filed, October 11, 2011, pursuant to Rule 497(c) under the Securities Act of 1933.

The purpose of this Amendment is to describe the new versions of the Guaranteed Minimum Income Benefit Max optional benefit and the Enhanced Death Benefit Max optional benefit in connection with Preference Premier Variable Annuity Contracts issued by Metropolitan Life Insurance Company (offered on and after October 7, 2011).

  METROPOLITAN LIFE SEPARATE ACCOUNT E PREFERENCE PREMIER(R) VARIABLE ANNUITY
            CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

  SUPPLEMENT DATED DECEMBER [.], 2011 TO THE PROSPECTUS DATED OCTOBER 7, 2011

This supplement describes new versions of the Guaranteed Minimum Income Benefit Max ("GMIB Max") optional benefit and the Enhanced Death Benefit Max ("EDB Max") optional benefit that will be available for Preference Premier variable annuity contracts (offered on and after October 7, 2011) issued by Metropolitan Life Insurance Company ("MetLife", "we," "us," or "our"). If approved in your state, these changes are effective for Contracts issued based on applications and necessary information that we receive in good order at your Administrative Office on and after [.]. In states where the Guaranteed Minimum Income Benefit Max III ("GMIB Max III") and the Enhanced Death Benefit Max III ("EDB Max III") are available for purchase, the Guaranteed Minimum Income Benefit Max II ("GMIB Max II") and the Enhanced Death Benefit Max II ("EDB Max II") are not available for purchase.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the sections noted below of the Prospectus dated October 7, 2011. In states where the new EDB Max III is offered, the Enhanced Death Benefit III ("EDB III") is also offered. This supplement presents a comparison of the EDB Max III to the EDB III and descriptions of both the EDB Max III and the EDB III. (See Section K on, and including, pages 6-13 below.) In states where the new GMIB Max III is offered, the Guaranteed Minimum Income Benefit Plus IV ("GMIB Plus IV") is also offered. This supplement presents a comparison of the GMIB Max III to the GMIB Plus IV and descriptions of both the GMIB Max III and the GMIB Plus IV. (See Section M on, and including, pages 13-24 below.) Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at
(800) 435-4117 to request a free copy.

The Prospectus is revised as follows:

A. ADD THE FOLLOWING TO "TABLE 2(C) -- ADDITIONAL OPTIONAL DEATH BENEFITS (8)" ON PAGE 8:

      --------------------------------------------------------------------
  "   Enhanced Death Benefit Max III -- maximum charge             1.50%
      --------------------------------------------------------------------
      Enhanced Death Benefit Max III (issue age 69 or younger) --  0.60%
      current charge
      --------------------------------------------------------------------
      Enhanced Death Benefit Max III (issue age 70-75) -- current  1.15%  "
      charge
      --------------------------------------------------------------------

ADD THE FOLLOWING TO "TABLE 2(D) -- OPTIONAL GUARANTEED INCOME BENEFITS (10)" ON PAGE 8:

      --------------------------------------------------------------------
  "   Guaranteed Minimum Income Benefit Max III -- maximum charge  1.50%
      --------------------------------------------------------------------
      Guaranteed Minimum Income Benefit Max III -- current charge  1.00%  "
      --------------------------------------------------------------------

REPLACE FOOTNOTES 8 AND 10 ON PAGE 9 WITH THE FOLLOWING:

"/8/You may only elect one Enhanced Death Benefit at a time. The Enhanced Death
    Benefit Max III is not available in [.]. The Enhanced Death Benefit Max II is only available in [.]. The Enhanced Death Benefit III is not available in Nevada. The Enhanced Death Benefit II is only available in Nevada. The Enhanced Death Benefit Max III may only be elected if the Guaranteed Minimum Income Benefit Max III is also elected. The Enhanced Death Benefit Max II may only be elected if the Guaranteed Minimum Income Benefit Max II is also elected. The

    Enhanced Death Benefit III may only be elected if the Guaranteed Minimum Income Benefit Plus IV is also elected. The Enhanced Death Benefit II may only be elected if the Guaranteed Minimum Income Benefit Plus III is also elected.

/10/You may only elect one Guaranteed Minimum Income Benefit at a time. The
    Guaranteed Minimum Income Benefit Max III is not available in [.]. The Guaranteed Minimum Income Benefit Max II is only available in [.]. The Guaranteed Minimum Income Benefit Plus IV is not available in Nevada. The Guaranteed Minimum Income Benefit Plus III is only available in Nevada."

B. ADD THE FOLLOWING SENTENCE TO THE BEGINNING OF THE FIFTH PARAGRAPH ON PAGE
   23:

"The Enhanced Death Benefit Max III may only be elected if you have elected the Guaranteed Minimum Income Benefit Max III."

ADD THE FOLLOWING BEFORE THE EIGHTH PARAGRAPH ON PAGE 23:

"If you choose the Guaranteed Minimum Income Benefit Max III or the Enhanced Death Benefit Max III, we require you to allocate your purchase payments and Account Value as described below under "Your Investment Choices -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III" in this supplement.

C. REPLACE THE ASTERISK FOOTNOTE ON PAGE 33 WITH THE FOLLOWING:

"* These Portfolios are only available to those who have elected the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III or the Enhanced Death Benefit Max II."

REPLACE THE LAST LINE OF THE FIRST PARAGRAPH ON PAGE 33 WITH THE FOLLOWING:

"The AQR Global Risk Balanced Portfolio, the AllianceBernstein Global Dynamics Allocation Portfolio, the BlackRock Global Tactical Strategies Portfolio, the MetLife Balanced Plus Portfolio and Pyramis(R) Government Income Portfolio are only available to those who have elected the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III or the Enhanced Death Benefit Max II."

ADD THE FOLLOWING SECTION BEFORE THE SECTION TITLED "INVESTMENT ALLOCATION RESTRICTIONS FOR THE GUARANTEED MINIMUM INCOME BENEFIT MAX II AND THE ENHANCED DEATH BENEFIT MAX II" ON PAGE 33:

"INVESTMENT ALLOCATION RESTRICTIONS FOR THE GUARANTEED MINIMUM INCOME BENEFIT MAX III AND THE ENHANCED DEATH BENEFIT MAX III

If you elect the Guaranteed Minimum Income Benefit Max III or the Enhanced Death Benefit Max III, you may allocate your purchase payments and Account Value among these four investment choices:

(a)AllianceBernstein Global Dynamic Allocation

(b)AQR Global Risk Balanced

(c)BlackRock Global Tactical Strategies

(d)MetLife Balanced Plus

In addition, you may allocate purchase payments and Account Value to Pyramis(R) Government Income Portfolio investment choice. No other investment choices are available.

The AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III are not selected may offer the potential for higher returns. Before you select the Guaranteed Minimum Income Benefit Max III or the Enhanced Death Benefit Max III, you and your financial representative should carefully consider whether the five investment options available with the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III meet your investment objectives and risk tolerance.

You may also allocate purchase payments to the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are one or more of the investment choices listed above. If you elect the Guaranteed Minimum Income Benefit Max III or the Enhanced Death Benefit Max III you may not participate in other dollar cost averaging programs or choose any of the automated investment strategies.

RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER AN OPTIONAL BENEFIT
TERMINATES. If the Guaranteed Minimum Income Benefit Max III terminates (see "Living Benefits -- Guaranteed Income Benefits -- Terminating the GMIB Max III and GMIB Plus IV" in this supplement) or, if the Enhanced Death Benefit Max III terminates (see "Optional Death Benefits -- Terminating the EDB Max III and the EDB III" in this supplement), you may no longer allocate subsequent purchase payments or transfer Account Value to or among the five investment choices listed above. You may leave Account Value in the five investment choices listed above, but once you transfer Account Value to an investment choice that is not one of the five investment choices listed above, you will not be permitted to transfer it back to any of those five investment choices. If the Guaranteed Minimum Income Benefit Max III terminates, or if you elected both the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III and they both terminate, you will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the other available investment choices, but not to the Fixed Account. However, if you elected both the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III, and only the Guaranteed Minimum Income Benefit Max III has terminated, the investment allocation restrictions described at the beginning of this section will continue to apply.

POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit owners of existing Contracts with the Guaranteed Minimum Income Benefit Max III to make subsequent purchase payments if: (a) the Guaranteed Minimum Income Benefit Max III is no longer available to new customers, or (b) we make certain changes to the terms of the Guaranteed Minimum Income Benefit Max III offered to new customers (for example, if we change the Guaranteed Minimum Income Benefit Max III charge; see your Contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit owners of existing Contracts with the Enhanced Death Benefit Max III to make subsequent purchase payments if: (a) the Enhanced Death Benefit Max III is no longer available to new customers, or (b) we make certain changes to the terms of the Enhanced Death Benefit Max III offered to new customers (see your Contract schedule for a list of the changes). We will notify owners of Contracts with the Guaranteed Minimum Income Benefit Max III or the Enhanced Death Benefit Max III in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract owners will still be permitted to transfer Account Value among the five investment choices listed above.

INVESTMENT ALLOCATION RESTRICTIONS -- CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you are a California purchaser aged 60 and older, you may allocate your purchase payments to the BlackRock Money Market Portfolio during the free look period. After the free look expires, your Account Value will automatically be transferred to the Guaranteed Minimum Income Benefit Max and Enhanced Death Benefit Max Portfolios, according to the allocation instructions you have given us. If you do not allocate your purchase payments to the BlackRock Money Market Portfolio and the Contract is cancelled during the free look, you will only be entitled to a refund of the Contract's Account Value, which may be less than the purchase payments made to the Contract."

D. REPLACE THE SECOND TO LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 36 UNDER THE HEADING "OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM, OPTIONAL DOLLAR COST AVERAGING PROGRAMS AND AUTOMATED INVESTMENT STRATEGIES." WITH THE FOLLOWING:

"Only the Conservative, the Conservative to Moderate and the Moderate Models of Index Selector are available in Option (A)."

E. OPTIONAL AUTOMATED INVESTMENT STRATEGIES, OPTIONAL DOLLAR COST AVERAGING AND OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAMS

REPLACE THE LAST SENTENCE OF THE SECOND BULLET POINT ON PAGE 39 WITH THE
FOLLOWING:

"The Equity Generator and the Allocator dollar cost averaging programs are not available with the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III or the Enhanced Death Benefit Max II."

REPLACE THE LAST SENTENCE OF THE THIRD BULLET POINT ON PAGE 39 WITH THE
FOLLOWING:

"The Index Selector is not available if you choose the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III or the Enhanced Death Benefit Max II."

REPLACE THE LAST SENTENCE OF THE FOOTNOTE FOR THE EQUITY GENERATOR ON PAGE 42 IN THE TABLE TITLED "OPTIONAL DOLLAR COST AVERAGING AND OPTIONAL ENHANCED DOLLAR COST AVERAGING ("EDCA") PROGRAMS" WITH THE FOLLOWING:

"Not available with the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III or the Enhanced Death Benefit Max II."

REPLACE THE LAST SENTENCE OF THE FOOTNOTE FOR THE INDEX SELECTOR ON PAGE 43 IN THE TABLE TITLED "OPTIONAL AUTOMATED INVESTMENT STRATEGIES" WITH THE FOLLOWING:

"Not available with the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III or the Enhanced Death Benefit Max II."

F. REPLACE THE FOURTH BULLET POINT ON PAGE 44 UNDER THE HEADING "LIMITS ON PURCHASE PAYMENTS" WITH THE FOLLOWING:

"Our right to limit subsequent purchase payments for the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III and the Enhanced Death Benefit Max II if we no longer make these benefits available to new customers or make changes to the terms of these benefits. (See "Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III -- Potential Restrictions on Subsequent Purchase Payments" in this supplement and "Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max II and the Enhanced Death Benefit Max II --Potential Restrictions on Subsequent Purchase Payments" in the Prospectus.

G. REPLACE THE SECOND PARAGRAPH ON PAGE 46 UNDER THE HEADING "TRANSFER PRIVILEGE" WITH THE FOLLOWING:

"Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III" in this supplement and "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits in the Prospectus for transfer restrictions in effect if you have the Enhanced Death Benefit Max III, the Enhanced Death Benefit Max II, the Enhanced Death Benefit III, the Enhanced Death Benefit II, the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Guaranteed Minimum Income Benefit Plus IV or the Guaranteed Minimum Income Benefit Plus III."

H. ADD THE FOLLOWING SENTENCE TO THE BEGINNING OF THE FIRST PARAGRAPH ON PAGE 51 UNDER THE HEADING "OPTIONAL ENHANCED DEATH BENEFITS":

"The Enhanced Death Benefit Max III may only be selected if you also select the Guaranteed Minimum Income Benefit Max III."

REPLACE THE FIRST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 51 UNDER THE HEADING "OPTIONAL ENHANCED DEATH BENEFITS" WITH THE FOLLOWING:

"The Enhanced Death Benefit Max III, the Enhanced Death Benefit Max II, the Enhanced Death Benefit III and the Enhanced Death Benefit II are each available for an additional charge of 0.60% for issue ages 69 or younger and 1.15% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value."

REPLACE THE FIRST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 51 UNDER THE HEADING "OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS" WITH THE FOLLOWING:

"The Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Guaranteed Minimum Income Benefit Plus IV and the Guaranteed Minimum Income Benefit Plus III are each available for an additional charge of 1.00% based on the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value."

I. REPLACE THE FIRST TWO PARAGRAPHS OF "DEATH BENEFIT -- GENERALLY" ON PAGE 55 WITH THE FOLLOWING:

"The standard death benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the Enhanced Death Benefit Max III, the Enhanced Death Benefit Max II, the Enhanced Death Benefit III, the Enhanced Death Benefit II and the Earnings Preservation Benefit) are described in the "Optional Death Benefits" section in the Prospectus and "The Enhanced Death Benefit Max III ("EDB Max III") and the Enhanced Death Benefit III ("EDB III") in this supplement. You may elect the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit. You may not elect the Annual Step-Up Death Benefit and/or the Earnings Preservation Benefit with an Enhanced Death Benefit. The Enhanced Death Benefit Max III may only be elected if you have elected the Guaranteed Minimum Income Benefit Max III. The Enhanced Death Benefit Max II may only be elected if you have elected the Guaranteed Minimum Income Benefit Max II. The Enhanced Death Benefit III may only be elected if you have elected the Guaranteed Minimum Income Benefit Plus IV. The Enhanced Death Benefit II may only be elected if you have elected the Guaranteed Minimum Income Benefit Plus III.

The Enhanced Death Benefit Max III is not available in [.]. The Enhanced Death Benefit Max II is only available in [.]. The Enhanced Death Benefit III is not available in Nevada. The Enhanced Death Benefit II is only available in Nevada."

J. REPLACE THE SECOND SENTENCE OF THE FIRST FULL PARAGRAPH ON PAGE 56 WITH THE
   FOLLOWING:

"If the Contract includes the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III or the Enhanced Death Benefit Max II, the Annual Increase Amount for the Guaranteed Minimum Income Benefit Max III, the Guaranteed Minimum Income Benefit Max II, the Enhanced Death Benefit Max III or the Enhanced Death Benefit Max II is also reset to the Account Value adjusted to include the death benefit on the date the spouse continues the Contract."

K. ADD THE FOLLOWING SECTION ON PAGE 60 BEFORE THE SECTION TITLED "THE ENHANCED DEATH BENEFIT MAX II ("EDB MAX II") AND THE ENHANCED DEATH BENEFIT III ("EDB III").":

"THE ENHANCED DEATH BENEFIT MAX III ("EDB MAX III") AND THE ENHANCED DEATH BENEFIT III ("EDB III")

In states where approved, you may select the EDB Max III (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your Contract and have elected the Guaranteed Minimum Income Benefit Max III. In states where approved, you may select the EDB III (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your Contract and you have elected the Guaranteed Minimum Income Benefit Plus
IV. If you select the EDB Max III or the EDB III, you may not select the Earnings Preservation Benefit. The Enhanced Death Benefit ("EDB") optional benefits are referred to in your Contract and rider as the "Guaranteed Minimum Death Benefit" or "GMDB".

ENHANCED DEATH BENEFITS MUST BE ELECTED WITH CORRESPONDING GUARANTEED MINIMUM INCOME BENEFITS. The EDB Max III may only be elected if you have elected the Guaranteed Minimum Income Benefit Max III. The EDB III may only be elected if you have elected the Guaranteed Minimum Income Benefit Plus IV. You should understand that by electing both an optional Guaranteed Minimum Income Benefit and an optional Enhanced Death Benefit, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either an optional Guaranteed Minimum Income Benefit or other available optional death benefit individually. Please note that the standard or other optional death benefits are available under this Contract and are not required to be purchased in combination with an optional Guaranteed Minimum Income Benefit. You should also understand that once Guaranteed Minimum Income Benefit income payments begin under an optional Guaranteed Minimum Income Benefit, the optional Enhanced Death Benefit will be terminated.

ELECTING THE EDB MAX III OR THE EDB III. You should consult with your sales representative when considering whether to elect the EDB Max III or EDB III. Important factors to consider when comparing the two include:

ANNUAL INCREASE RATE. We calculate a death benefit base under both the EDB Max III and EDB III that helps determine the amount of the death benefit your beneficiaries will receive. One of the factors used in calculating the death benefit base is called the "annual increase rate". The annual increase rate under the EDB Max III is 5% and the annual increase rate under the EDB III is 4.5%. (See "EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS" below in this supplement for circumstances under which these percentages may be higher.)

ANNUAL WITHDRAWAL AMOUNT. Each Contract Year, you can withdraw up to a certain percentage of your Annual Increase Amount, and the Annual Increase Amount will be reduced by the dollar amount withdrawn (not proportionately). This percentage is 5% under the EDB Max III and 4.5% under the EDB III. (See "EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS" below in this supplement for circumstances under which these percentages may be higher.)

INVESTMENT ALLOCATION RESTRICTIONS. The EDB III allows you to allocate your purchase payments among a significantly wider variety of investment choices than EDB Max III, including investment choices that may offer the potential for higher returns than the investment choices available with the EDB Max III. See "Investment Allocation Restrictions for the Enhanced Death Benefit Max III and the Enhanced Death Benefit III" below in this supplement for more information.

If you elect the EDB Max III, you must allocate all of your purchase payments and Account Value among five investment choices, and you will not be able to allocate purchase payments or Account Value to the Fixed Account or to a money market investment choice.

If you elect the EDB III, you must allocate all of your purchase payments and Account Value according to the investment allocation restrictions described in "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Plus IV, the Enhanced Death

Benefit III, the Guaranteed Minimum Income Benefit Plus III and the Enhanced Death Benefit II" in the Prospectus. If you elect the EDB III, you will be able to allocate purchase payments and Account Value to the Fixed Account and/or a money market investment choice.

SUBSEQUENT PURCHASE PAYMENTS UNDER THE EDB MAX III. If the EDB Max III is no longer available to new customers, or if we make changes in the future to the terms of EDB Max III offered to new customers, we may choose not to permit you to make subsequent purchase payments. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans.

EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS. The following only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code. As described below, there may be times when the amount of your required minimum distribution (which is based on factors including your age and your Account Value) in relation to the Annual Increase Amount causes the Annual Increase Rate and dollar-for-dollar withdrawal amount to be higher than 4.5% under the EDB III and higher than 5% under the EDB Max III.

Both benefits are described in detail below.

DESCRIPTION OF THE EDB MAX III AND THE EDB III.

The EDB Max III or the EDB III is not available with a B Plus Class or C Class Contract in Washington or New York State. The EDB Max III may only be selected if you also select the GMIB Max III and the EDB III may only be selected if you also select GMIB Plus IV. If you select the EDB Max III or the EDB III, you may not select the Earnings Preservation Benefit.

If you select the EDB Max III or EDB III, the amount of the death benefit will be the greater of:

(1)The Account Value; or

(2)The Death Benefit Base.

The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year under EDB Max III or 4.5% per year under EDB III.

The Death Benefit Base is the greater of (a) or (b) below:

   (a)Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

   (b)Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the Annual Increase Rate (as defined below); and

  (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.

ANNUAL INCREASE RATE. Through the Contract Anniversary immediately prior to your 91st birthday, the Annual Increase Rate is the greater of:

   (a)5% for EDB Max III or 4.5% for EDB III; or

   (b)the required minimum distribution rate (as defined below).

Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code.

The required minimum distribution rate equals the greater of:

   (1)the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;

  (2a)if you enroll only in the automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the Annual Increase Amount at the beginning of the Contract Year; or

  (2b)if you enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under the (i) Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year for EDB Max III, or 4.5% of the Annual Increase Amount at the beginning of the Contract Year for EDB III) and (ii) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date, on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.

See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With the EDB Max III and the EDB III" below in this supplement for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.

If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year divided by the Annual Increase Amount at the beginning of the Contract Year exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate and the Annual Increase Rate will be reduced to 5% for the EDB Max III and 4.5% for the EDB III (item (a)). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit.

After the Contract Anniversary immediately prior to the owner's 91st birthday, the Annual Increase Rate is 0%.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):

   (a)The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or

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   (b)(1) if total withdrawals in a Contract Year are not greater than the
      Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract owner (or the annuitant, if the Contract owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a), immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.

You may not purchase the EDB Max III or the EDB III if you are 76 years of age or older.

OPTIONAL STEP-UP

On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate or the Annual Increase Amount (5% for the EDB Max III or 4.5% for the EDB III). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE EDB MAX III OR EDB III CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a Guaranteed Minimum Income Benefit optional benefit and an EDB optional benefit, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value

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
automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the optional benefit (and the charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up:

   a) resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and

   b) may reset the EDB Max III or EDB III charge to a rate we determine, as long as that rate does not exceed the maximum Optional Step-Up charge of 1.50%, provided that this rate will not exceed the rate currently applicable to the same optional benefit available for new Contract purchases at the time of the step-up.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the optional step-up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

INVESTMENT ALLOCATION RESTRICTIONS FOR THE ENHANCED DEATH BENEFIT MAX III AND THE ENHANCED DEATH BENEFIT III. As noted above the EDB III allows you to allocate your purchase payments among a significantly wider variety of investment choices than the EDB Max III, including investment choices that offer the potential for higher returns than the investment choices available with the EDB Max III. For a detailed description of the EDB Max III and the EDB III investment allocation restrictions see "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III" in this supplement and "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional
Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Plus IV, the Enhanced Death Benefit III, the Guaranteed Minimum Income Benefit Plus III and the Enhanced Death Benefit II" in the Prospectus.

If you elect the EDB Max III or the EDB III, you may not participate in any dollar cost averaging program. However you may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.

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

INVESTMENT ALLOCATION RESTRICTIONS - COMPARING EDB MAX III AND EDB III. If you elect the EDB Max III, you must allocate 100% of your purchase payments and Account Value among the EDB Max Portfolios. (By contrast, many more investment choices are available if you elect the EDB III; see "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Plus IV, the Enhanced Death Benefit III, the Guaranteed Minimum Income Benefit Plus III and the Enhanced Death Benefit II" in the Prospectus for a complete list.) Four of these investment portfolios -- the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio and MetLife Balanced Plus Portfolio- are designed specifically for use with the EDB Max optional benefits and have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the EDB Max III. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment choices that are available if the EDB Max III is not selected may offer the potential for higher returns. Before you select the EDB Max III, you and your sales representative should carefully consider whether the five investment choices available with EDB Max III meet your investment objectives and risk tolerance.

RESTRICTIONS ON INVESTMENT ALLOCATIONS IF THE EDB MAX III TERMINATES. As noted above, the EDB Max III may only be elected if you have elected the GMIB Max
III. If both the EDB Max III and the GMIB Max III terminate (see "Terminating the EDB Max III and the EDB III" below in this supplement and "Living Benefits -- Description of GMIB Max III and GMIB Plus IV -- Terminating the GMIB Max III and GMIB Plus IV" in this supplement), you may no longer allocate subsequent purchase payments or transfer Account Value to or among the five EDB Max Portfolios. You may leave Account Value in the EDB Max Portfolios, but once you transfer Account Value to an investment choice that is not one of the EDB Max Portfolios, you will not be permitted to transfer it back to any of those EDB Max Portfolios. If both the EDB Max III and the GMIB Max III terminate, you will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the other available investment choices, but not to the Fixed Account. However, if you elected both the GMIB Max III and the EDB Max III, and only the GMIB Max III has terminated, the investment allocation restrictions described in "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III" in this supplement will continue to apply.

POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR THE EDB MAX III. In the future, we may choose not to permit owners of existing Contracts with the EDB Max III to make subsequent purchase payments if: (a) the EDB Max III is no longer available to new customers, or (b) we make certain changes to the terms of EDB Max III offered to new customers (for example, if we change the EDB Max III charge; see your Contract schedule for a list of the other changes). We will notify owners of Contracts with the EDB Max III in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract owners will still be permitted to transfer Account Value among the five EDB Max Portfolios.

TERMINATING THE EDB MAX III AND EDB III. Each benefit will terminate upon the earliest of:

   (a)The date you make a total withdrawal of your Account Value (pro rata portion of the annual optional benefit charge will be assessed);

   (b)The date there are insufficient funds to deduct the annual optional benefit charge from your Account Value;

   (c)The date you elect to receive income payments under your Contract (a pro rata portion of the annual optional benefit charge will be assessed);

   (d)A change of the Contract owner or joint Contract owner (or annuitant if the Contract owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);

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

   (e)The date you assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);

   (f)The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

   (g)Termination of the Contract to which the benefit is attached.

Under our current administrative procedures, we will waive the termination of the EDB Max III or the EDB III if you assign the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH THE EDB MAX III AND THE EDB III

For IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the EDB Max III or the EDB III, our automated required minimum distribution service can help you fulfill minimum distribution requirements with respect to your Contract without reducing the death benefit base on a proportionate basis. (Reducing the death benefit base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max III or the EDB III.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the Prospectus). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max III or 4.5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB III. Any amounts above 5% of the Annual Increase Amount (for the EDB Max III) or 4.5% (for the EDB III) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if you elected the EDB III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 4.5% of the Annual Increase Amount, you should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max III or the EDB III.

To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.

EDB AND DECEDENT CONTRACTS. If you are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase an EDB.

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

CHARGES. The EDB Max III and the EDB III are available for an additional charge of 0.60% of the Death Benefit Base for issue ages 69 and younger and 1.15% for issue ages 70-75, deducted at the end of each Contract Year on the Contract Anniversary, prior to taking into account any Optional Step-Up. As described above, as a result of an Optional Step-Up, the charge may be increased up to a maximum of 1.50%. The charge is made by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Value. (The Fixed Account is not available with the EDB Max III and the C Class Contract. The Enhanced Dollar Cost Averaging Program is not available in the C and B Plus Class Contract.)"

L. REPLACE THE HEADING ON PAGE 67 "EDB MAX II AND EDB III -- EXAMPLES" AND FIRST PARAGRAPH UNDER THE HEADING WITH THE FOLLOWING:

EDB MAX III, EDB MAX II AND EDB III -- EXAMPLES

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB Max III, the EDB Max II and the EDB III. (These examples use the Annual Increase Rate for the EDB III, 4.5%. If a Contract is issued with the EDB Max III, the Annual Increase Rate is 5% instead of 4.5%. If a Contract is issued with the EDB Max II, the Annual Increase Rate is 5.5% instead of 4.5%. Example (7) shows how required minimum distributions affect the Death Benefit Base when the EDB III is elected with an IRA Contract (or another Contract subject to Section 401(a)(9) of the Internal Revenue Code)."

M. REPLACE THE SECTION TITLED "LIVING BENEFITS" ON PAGE 84, UP TO, BUT NOT INCLUDING, THE SECTION TITLED "ELECTING THE GMIB MAX II OR THE GMIB PLUS IV" ON PAGE 85 WITH THE FOLLOWING:

"LIVING BENEFITS

GUARANTEED INCOME BENEFITS

We offer optional living benefits that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit we currently offer is a guaranteed income benefit. Our guaranteed income benefits, called Guaranteed Minimum Income Benefits ("GMIBs"), are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed income payments if you elect to receive income payments ("annuitize"). The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you elect income payments. Prior to exercising this optional benefit and annuitizing your contract, you may make withdrawals up to a maximum level specified in the optional benefit and still maintain the optional benefit amount. Only one version of these optional benefits may be elected, and the optional benefit must be elected at Contract issue.

Each version of this optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Value during the pay-in phase. However, if applying your actual Account Value at the time you annuitize the Contract to then current annuity purchase rates (outside of the optional benefit) produces higher income payments, you will receive the higher payments, and thus you will have paid for the optional benefit even though it was not used. Also, prior to exercising the optional benefit, you may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the optional benefit.

There are four different versions of the GMIB under this Contract: GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III.

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

The GMIB Max III is not available in [.]. The GMIB Max II is only available in [.]. The GMIB Plus IV is not available in Nevada. The GMIB Plus III is only available in Nevada.

Once elected, the optional benefit cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFITS

INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT DIVISION. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the optional benefit. For all versions of the GMIB except GMIB Plus III in Nevada, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of Mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per year. For GMIB Plus III in Nevada, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. As with other pay-out types, the amount you receive as an income payment also depends on the income type you select, your age, and your sex (where permitted by state law). For GMIB optional benefits, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

If you exercise a GMIB optional benefit, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)" in the Prospectus.)

If you choose not to receive income payments as guaranteed under the GMIB, you may elect any of the income options available under the Contract.

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX OR THE GMIB PLUS PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR AN OPTIONAL BENEFIT YOU DID NOT USE.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the Contract, then the annuitant will be considered the owner in determining the income base and GMIB income payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB income payments. For the purposes of the Guaranteed Income Benefits section of the Prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.

GMIB AND DECEDENT CONTRACTS. If you are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GMIB optional benefit.

ELECTING THE GMIB MAX III OR THE GMIB PLUS IV. You should consult with your sales representative when considering whether to elect the GMIB Max III or the GMIB Plus IV. Important factors to consider when comparing the two optional benefits include:

ANNUAL INCREASE RATE. As noted above we calculate an income base under the GMIB that helps determine the minimum amount you receive as an income payment upon exercising the benefit. One of the factors used in calculating the income base is called the "annual increase rate." The annual increase rate under the GMIB Max III is 5% and the annual increase rate under the GMIB Plus IV is 4.5%. (See "EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS" below in this supplement for circumstances under which these percentages may be higher.)

ANNUAL WITHDRAWAL AMOUNT. Each Contract Year, you can withdraw up to a certain percentage of your Annual Increase Amount, and the Annual Increase Amount will be reduced by the dollar amount withdrawn (not proportionately). This percentage is 5% under the GMIB Max III and 4.5% under the GMIB Plus IV. (See "EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS" below in this supplement for circumstances under which these percentages may be higher.)

INVESTMENT ALLOCATION RESTRICTIONS. The GMIB Plus IV allows you to allocate your purchase payments among a significantly wider variety of investment options than the GMIB Max III, including investment choices that may offer the potential for higher returns than the investment choices as available with the GMIB Max III. See "Investment Allocation Restrictions for the GMIB Max III and the GMIB Plus IV" below in this supplement for more information.

If you elect the GMIB Max III, you must allocate all of your purchase payments and Account Value among five investment choices, and you will not be able to allocate purchase payments or Account Value to the Fixed Account or to a money market investment choice (if available).

If you elect the GMIB Plus IV, you must allocate all of your purchase payments and Account Value according to the investment allocation restrictions described in "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Plus IV, the Enhanced Death Benefit III, the Guaranteed Minimum Income Benefit Plus III and the Enhanced Death Benefit II" in the Prospectus. If you elect the GMIB Plus IV, you will be able to allocate purchase payments and Account Value to the Fixed Account and/or a money market investment choice (if available).

SUBSEQUENT PURCHASE PAYMENTS UNDER THE GMIB MAX III. If the GMIB Max III is no longer available to new customers or if we make changes in the future to the terms of the GMIB Max III offered to new customers, we may choose not to permit you to make subsequent purchase payments. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans.

EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS. The following only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. As described below, there may be times when the amount of your required minimum distribution (which is based on factors including your age and your Account Value) in relation to the Annual Increase Amount causes the Annual Increase Rate and dollar-for-dollar withdrawal amount to be higher than 4.5% under the GMIB Plus IV and higher than 5% under the GMIB Max III.

Both benefits are described in detail below.

DESCRIPTION OF GMIB MAX III AND GMIB PLUS IV

In states where approved, the GMIB Max III and the GMIB Plus IV are available only for owners up through age 78 and you can only elect the GMIB Max III or GMIB Plus IV at the time you purchase the Contract. THE GMIB MAX III AND THE GMIB

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PLUS IV MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30
DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. The GMIB Max III and the GMIB Plus IV are currently not available in Nevada.

INCOME BASE

The income base is equal to the greater of (a) or (b) below:

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each Contract Anniversary prior to the your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).

(b)Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the Annual Increase Rate (as defined below); and

  (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below in this supplement for a feature that can be used to reset the Annual Increase Amount to the Account Value.

ANNUAL INCREASE RATE. Through the Contract Anniversary immediately prior to the your 91st birthday, the Annual Increase Rate is the greater of:

(a)5% for the GMIB Max III or 4.5% for the GMIB Plus IV; or

(b)the required minimum distribution rate (as defined below).

Item(b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code.

The required minimum distribution rate equals the greater of:

   (1)the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the Contract Year;

  (2a)if you enroll only in our automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the Annual Increase Amount at the beginning of the Contract Year; or

  (2b)if you enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a

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
      maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year for GMIB Max III, or 4.5% of the Annual Increase Amount at the beginning of the Contract Year for GMIB Plus IV) and (ii) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.

See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB Max III or GMIB Plus IV" below in this supplement for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.

If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year divided by the Annual Increase Amount at the beginning of the Contract Year exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate and the Annual Increase Rate will be reduced to 5% for the GMIB Max III or 4.5% for the GMIB Plus IV (item
(a)). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of income payments under the GMIB optional benefit.

During the 30 day period following the Contract Anniversary immediately prior to the your 91st birthday, the annual increase rate is 0%.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):

   (a)The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (including any applicable withdrawal charge); or

   (b)If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

  . For Contracts issued in New York State, the Annual Increase Amount shall not exceed 325% of total purchase payments or, if greater, 325% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Max III, and the Annual Increase Amount shall not exceed 400% of total purchase payments or, if greater, 400% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Plus IV.

As described in (a) above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.

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

Partial annuitizations are not permitted.

In determining the GMIB Max III and GMIB Plus IV income payments, an amount equal to the withdrawal charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (I.E., bonus payments) are not included.

OPTIONAL STEP-UP.   On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (5% for GMIB Max III or 4.5% for GMIB Plus IV). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB optional benefit and an EDB optional benefit, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the optional benefit (and charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up:

(1)resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;

(2)resets the waiting period to exercise the GMIB Max III or the GMIB Plus IV to the 10th Contract Anniversary following the date the Optional Step-Up took effect; and

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

(3)may reset the charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

(4)For Contracts issued in New York State only, reset the maximum Annual Increase Amount to 325% multiplied by the reset Annual Increase Amount if greater than the maximum Annual Increase Amount immediately before the Step-Up for GMIB Max III and reset the maximum Annual Increase Amount to 400% multiplied by the reset Annual Increase Amount if greater than the maximum Annual Increase Amount immediately before the Step-Up for GMIB Plus IV.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the step-up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB MAX III AND THE GMIB PLUS
IV. As noted above, GMIB Plus IV allows you to allocate your purchase payments among a significantly wider variety of investment choices than GMIB Max III including investment choices that offer the potential for higher returns than the investment choices available with GMIB Max III. For a detailed description of the GMIB Max III and GMIB Plus IV investment allocation restrictions see "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III" in this supplement and "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Plus IV, the Enhanced Death Benefit III, the Guaranteed Minimum Income Benefit Plus III and the Enhanced Death Benefit II" in the Prospectus.

If you elect the GMIB Max III or GMIB Plus IV, you may not participate in any dollar cost averaging program. However you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.

INVESTMENT ALLOCATION RESTRICTIONS COMPARING GMIB MAX III AND GMIB PLUS IV.
  If you elect GMIB Max III, you must allocate 100% of your purchase payments and Account Value among the GMIB Max Portfolios. (By contrast, many more investment choices are available if you elect GMIB Plus IV, see "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Plus IV, the Enhanced Death Benefit III, the Guaranteed Minimum Income Benefit Plus III and the Enhanced Death Benefit II" in the Prospectus for a complete list.) Four of these investment portfolios -- the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio and MetLife Balanced Plus Portfolio -- are designed specifically for use with the GMIB Max optional benefits and have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments to connection with the guarantees under GMIB Max III. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment choices that are available if GMIB Max III is not selected may offer the potential for higher

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
returns. Before you select GMIB Max III, you and your sales representative should carefully consider whether the five investment choices available with GMIB Max III meet your investment objectives and risk tolerance.

RESTRICTIONS ON INVESTMENT ALLOCATIONS IF THE GMIB MAX III OPTIONAL BENEFIT TERMINATES. If the GMIB Max III terminates (see "Terminating the GMIB Max III and the GMIB Plus IV" below in this supplement), you may no longer allocate subsequent purchases payments or transfer Account Value to or among the GMIB Max Portfolios. You may leave Account Value in the GMIB Max Portfolios but once you transfer Account Value to an investment choice that is not one of the GMIB Max Portfolios, you will not be permitted to transfer it back to any of the GMIB Max Portfolios. If the GMIB Max III terminates you will be permitted to allocate subsequent purchase payments or transfer Account Value to any of the other available investment choices, but not to the Fixed Account. However, if you elected both the GMIB Max III and the EDB Max III, and only GMIB Max III has terminated, the investment allocation restrictions described in "Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III" in this supplement will continue to apply. If you elected both the GMIB Max III and the EDB Max III, and both of the optional benefits have terminated, the investment allocation restrictions described in this paragraph will apply.

POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future we may choose not to permit owners of existing Contracts with GMIB Max III to make subsequent purchase payments if: (a) GMIB Max III is no longer available to new customers, or (b) we make certain changes to the terms of GMIB Max III offered to new customers (for example, if we change the GMIB Max III charge; see your Contract schedule for a list of the other changes). We will notify owners of Contracts with GMIB Max III in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract owners will still be permitted to transfer Account Value among the five GMIB Max Portfolios.

GUARANTEED PRINCIPAL OPTION (DOES NOT APPLY TO CONTRACTS ISSUED IN WASHINGTON STATE). On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a)is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b)the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Value in such investment division bears to the total Account Value in all investment divisions.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE

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
PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III and the GMIB Plus IV may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Max III or the GMIB Plus IV for this feature.

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III OR THE GMIB PLUS IV WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The Contract, however, will continue, and if you only elected the GMIB Max III or the GMIB Plus IV, the allocation restrictions, described above, will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Optional Benefit Terminates"). If you elected the GMIB Max III with the EDB Max III or the GMIB Plus IV with the EDB III, the Enhanced Death Benefit investment allocation restrictions described in "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Max III and the Enhanced Death Benefit Max III" in this supplement and "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits -- Investment Allocation Restrictions for the Guaranteed Minimum Income Benefit Plus IV, the Enhanced Death Benefit III, the Guaranteed Minimum Income Benefit Plus III and the Enhanced Death Benefit II" in the Prospectus" will continue to apply as long as the Enhanced Death Benefit optional benefit has not terminated.

EXERCISING THE GMIB MAX III OR THE GMIB PLUS IV. If you exercise the GMIB Max III or the GMIB Plus IV, you must select to receive income payments under one of the following income types:

   (1)Lifetime Income Annuity with a 5-Year Guarantee Period.

   (2)Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on federal tax rules, this option is not available for qualified Contracts where the difference in ages of joint annuitants who are non-spouses is greater than 10 years. (See "Pay-Out Options (or Income Options)." in the Prospectus) (For Contracts issued in New York State, this income type is only available if the youngest annuitant's attained age is 35 or older).

These options are described in the Contract and the GMIB Max III and the GMIB Plus IV riders.

The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount you receive as an income payment also depends on the income payment type you select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN CURRENT ANNUITY PURCHASE RATES.

If you exercise the GMIB Max III or the GMIB Plus IV, your income payments will be the greater of:

..   the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

..   the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-out Options (or Income Options)." in the Prospectus)

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX III OR THE GMIB PLUS IV PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.

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If you take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity (see "When We Can Cancel Your Contract" in the Prospectus), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

ENHANCED PAY OUT RATES. (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK
STATE). As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Max III purchase rates are enhanced under either of the following circumstances. If:

   (a)you begin withdrawals on or after age 62;

   (b)your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and

   (c)the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

Then the annual income payments under the GMIB Max III will equal or exceed 5% of the income base (calculated on the date the payments are determined).

The GMIB Plus IV purchase rates are enhanced under the following circumstances.
If:

   (a)you begin withdrawals on or after age 60;

   (b)your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and

   (c)the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period;

Then the annual income payments under the GMIB Plus IV will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

ENHANCED PAY OUT RATES. (FOR NEW YORK STATE ONLY). As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Max III purchase rates are enhanced under either of the following circumstances, if:

   (a)the Contract was issued on or after age 57;

   (b)you begin withdrawals on or after age 62;

   (c)your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and

   (d)the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

Then the annual income payments under the GMIB Max III will equal or exceed 5% of the income base (calculated on the date the payments are determined).

The GMIB Plus IV purchase rates are enhanced under the following circumstances.
If:

   (a)the Contract was issued on or after age 48;

   (b)you begin withdrawals on or after age 60;

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

   (c)your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and

   (d)the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

Then the annual income payments under the GMIB Plus IV will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

If you choose not to receive income payments as guaranteed under the Max III or the GMIB Plus IV, you may elect any of the pay-out options under the Contract.

If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to you instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.

TERMINATING THE GMIB MAX III AND THE GMIB PLUS IV.   Except as otherwise
provided, the GMIB Max III or the GMIB Plus IV will terminate upon the earliest of:

   a) The 30th day following the Contract Anniversary prior to your 91st birthday;

   b) The date you make a complete withdrawal of your Account Value (if there is an income base remaining you will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed);

   c) The date you elect to receive income payments under the Contract and you do not elect to receive payments under the GMIB Max III or the GMIB Plus IV (a pro rata portion of the annual optional benefit charge will be assessed);

   d) Death of the Contract owner or joint Contract owner (unless the spouse -- aged 89 or younger -- is the beneficiary and elects to continue the Contract), or death of the annuitant if a non-natural person owns the Contract;

   e) A change for any reason of the Contract owner or joint Contract owner (or annuitant, if the Contract owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);

   f) The effective date of the Guaranteed Principal Option or;

   g) The date you assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).

Under our current administrative procedures, we will waive the termination of the GMIB Max III or GMIB Plus IV if you assign the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

When the GMIB Max III or GMIB Plus IV terminates, the corresponding GMIB Max III or GMIB Plus IV charge terminates and GMIB Max III or GMIB Plus IV investment restrictions, described above, no longer apply (except as described above in this supplement under "Restrictions on Investment Allocations if the GMIB Max III Optional Benefit Terminates").

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX III OR GMIB PLUS IV

For IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the GMIB Max III or GMIB Plus IV, our automated required minimum distribution service can help you fulfill minimum distribution requirements with respect to your Contract without reducing the GMIB Max III or GMIB Plus IV income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the GMIB Max III or GMIB Plus IV.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program" in the Prospectus). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with GMIB Max III, or 4.5% of the Annual Increase Amount at the beginning of the Contract Year with GMIB Plus IV. Any amounts above 5% of the Annual Increase Amount (for GMIB Max III) or 4.5% of the Annual Increase Amount (for GMIB Plus IV) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if you elect GMIB Plus IV and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 4.5% of the Annual Increase Amount, you should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Max III or the GMIB Plus IV.

To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.

CHARGES. The GMIB Max III and the GMIB Plus IV are each available for an additional charge of 1.00% of the income base, deducted at the end of each Contract Year on the Contract Anniversary, prior to taking into account an Optional Step-Up, by withdrawing amounts on a pro rata basis from your Fixed Account Value, Enhanced Dollar Cost Averaging Program balance and Separate Account Value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Value. (The Fixed Account is not available under GMIB Max III or in C Class Contracts, or in a Contract issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging program is not available in the C and B Plus Classes Contract.)"

N. REPLACE THE PARAGRAPH ON PAGE 95 UNDER THE HEADING "NOTE ON GRAPHS AND EXAMPLES:" WITH THE FOLLOWING:

"Note on Graphs and Examples:

The purpose of these examples is to illustrate the operation of the GMIB Max III, the GMIB Max II and the GMIB Plus IV optional benefits. (These examples use the annual increase rate for the GMIB Plus IV optional benefit, 4.5%. If a Contract is issued with the GMIB Max III, the annual increase rate is 5% instead of 4.5%. If a Contract is issued with the GMIB Max II, the annual increase rate is 5.5% instead of 4.5%. See "Living Benefits -- Guaranteed Income Benefits." in this supplement.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges or income taxes or tax penalties."

O. REPLACE ALL REFERENCES OF "EDB MAX II PORTFOLIOS" AND "GMIB MAX II PORTFOLIOS" WITH "EDB MAX PORTFOLIOS" AND "GMIB MAX PORTFOLIOS", RESPECTIVELY.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             PO Box 10342 (MetLife)     Telephone: (800) 638-7732
             PO Box 14594 (NEF)         Telephone: (800) 435-4117
             Des Moines, IA 50306-0342

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) The financial statements and financial highlights comprising each of the individual Investment Divisions of the Separate Account and the report of the Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of the Separate Account include:


            (1) Statements of Assets and Liabilities as of December 31, 2010.
            (2) Statements of Operations for the year ended December 31, 2010.
            (3) Statements of Changes in Net Assets for the years ended
                December 31, 2010 and 2009.
            (4) Notes to the Financial Statements.

     (b) The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries and the report of the Independent Registered Public Accounting Firm are included in the Statement of Additional Information. The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries include:

            (1) Consolidated Balance Sheets as of December 31, 2010 and 2009.
            (2) Consolidated Statements of Operations for the years ended
                December 31, 2010, 2009 and 2008.
            (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008.
            (4) Consolidated Statements of Cash Flows for the years ended
                December 31, 2010, 2009 and 2008.
            (5) Notes to the Consolidated Financial Statements.


     (B) EXHIBITS

     (1)       -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Principal Underwriting Agreement with MetLife Investors
                  Distribution Company. (15)

        (b) -- Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC). (5)

          (i) Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement).(17)

        (c)    -- Participation Agreement--New England Zenith Fund. (3)
        (d)    -- Participation Agreement--American Funds Insurance Series. (2)

        (d)(i) -- Participation Agreement--American Funds Insurance Series - Summary (20)

        (e)    -- Participation Agreement--Met Investors Series Trust. (4)
          (i)  -- First Amendment to the Participation Agreement (16)


          (ii) -- Second Amendment to the Participation Agreement (16)


        (f)    -- Participation Agreement--Metropolitan Series Fund. (6)

     (4)       -- Form of Deferred Annuity Contract. (2)

        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02). (8)

        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (8)

        (c) -- Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02). (9)

        (d)    -- Tax Sheltered Annuity Endorsement. Form ML-398-3 (12/08). (24)

        (e) -- Qualified Distribution Program Endorsement-Form ML-RMD (7/10) (GMIB and EDB) (22)

        (f) -- Qualified Distribution Program Endorsement-Form ML-RMD-NY (7/10) (GMIB and EDB) (22)

        (g)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (9)

        (h)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (10)

        (i) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (11)


        (j)    -- Guaranteed Minimum Income Benefit Rider -- Living Benefit

                  (i) Form ML-560-4 (4/08) (GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III). (14)

                        (A) Contract Schedule -- Form ML-EGMIB (4/08) (GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB Plus III). (21)

                                  . Base Policy Contract Schedule

                                     (i)    Form PPS-6 (9/10) (GMIB Max III and
                                            GMIB Max II). (21)
                                     (ii)   Form PPS-5 (6/06) (GMIB Plus IV and
                                            GMIB Plus III). (26)

        (k)    -- Guaranteed Minimum Income Benefit Rider -- Living Benefit (NY)

                  (i)   Form ML-560-12-NY (12/11) (GMIB Max III). (26)
                  (ii)  Form ML-560-11-NY (9/11) (GMIB Max II). (26)
                  (iii) Form ML-560-10-NY (9/11) (GMIB Plus IV). (26)
                  (iv)  Form ML-560-8-NY (11/10) (GMIB Plus III). (26)

                        (A) Contract Schedule - Form ML-EGMIB-NY (9/10) (GMIB Max III, GMIB Max II, GMIB Plus IV and GMIB
                             Plus III). (21)

                                  . Base Policy Contract Schedule

                                     (i)    Form B Class - PPS-5-NY (9/10)-B
                                            (GMIB Max III and GMIB Max II). (26)
                                     (ii)   Form B Plus Class - PPS-5-NY (9/10)
                                            (GMIB Max III and GMIB Max II). (26)
                                     (iii)  Form L Class - PPS-5-NY (9/10)-L
                                            (GMIB Max III and GMIB Max II). (26)
                                     (iv)   Form C Class - PPS-5-NY (9/10)-C
                                            (GMIB Max III and GMIB Max II). (26)
                                     (v)    Form R Class - PPS-5-NY (9/10)-R
                                            (GMIB Max III and GMIB Max II). (26)
                                     (vi)   Form B Class - PPS-33-4 (9/08)-B
                                            (GMIB Plus IV and GMIB Plus
                                            III). (26)
                                     (vii)  Form B Plus - PPS-33-4 (9/08) (GMIB
                                            Plus IV and GMIB Plus III). (26)
                                     (viii) Form L Class - PPS-33-4 (9/08)-L
                                            (GMIB Plus IV and GMIB Plus
                                            III). (26)
                                     (ix)   Form C Class - PPS-33-4 (9/08)-C
                                            (GMIB Plus IV and GMIB Plus
                                            III). (26)
                                     (x)    Form R Class - PPS-33-4 (9/08)-R
                                            (GMIB Plus IV and GMIB Plus
                                            III). (26)

        (l) -- Guaranteed Minimum Death Benefit ("GMDB") Rider -- (Enhanced Death Benefit ("EDB"))

                  (i) Form ML-640-1 (4/08) (EDB Max III, EDB Max II, EDB III and EDB II). (14)

                       (A) Contract Schedule -- Form ML-EDB (4/08) (EDB Max III, EDB Max II, EDB III and EDB II). (21)

                                  . Base Policy Contract Schedule

                                     (i)   Form PPS-6 (9/10) (EDB Max III and
                                           EDB Max II). (21)
                                     (ii)  Form PPS-5 (6/06) (EDB III and
                                           EDB II). (26)


     (5)       -- Form of Variable Annuity Application PPS-APP-09-08 MPP
                  (09/11) Fs (24)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)

        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(7)

     (7)       -- Automatic Reinsurance Agreement between Metropolitan Life
                  Insurance Company and Exeter Reassurance Company, LTD. effective December 1, 2004 (Agreement No. 17258) (23)
                  i.   Amendment No. 1 as of May 1, 2005
                  ii.  Amendment No. 2 as of November 1, 2005
                  iii. Amendment No. 3 as of June 12, 2006
                  iv.  Amendment No. 4 as of February 26, 2007
                  v.   Amendment No. 5 as of June 30, 2007
                  vi.  Amendment No. 6 as of July 16, 2007

     (8)       -- Not applicable.

     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(24)


    (10)       -- Consent of Independent Registered Public Accounting Firm.(25)


    (11)       -- Not applicable.

    (12)       -- Not applicable.

    (13)(a)    -- MetLife Preference Premier (File No. 333-176654) Powers
                  of Attorney.(19)


------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.


3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 13 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2006. As incorporated herein by reference.


6. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.


7. Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.


8. Filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2003. As incorporated herein by reference.


9. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.


10. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on May 18, 2004. As incorporated herein by reference.


11. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on July 29, 2005. As incorporated herein by reference.


12. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 5, 2006. As incorporated herein by reference.


13. Filed with Post-Effective Amendment No. 18 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 31, 2008. As incorporated herein by reference.


14. Filed with Post-Effective Amendment No. 17 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 17, 2008. As incorporated herein by reference.


15. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.

16. Filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 15, 2009. As incorporated herein by reference.

17. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.

18. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 8, 2005. As incorporated herein by reference.

19. Powers of Attorney for C. Robert Henrikson, Steven A.Kandarian,
    William J. Wheeler, Peter M. Carlson, Sylvia Mathews Burwell,
    Cheryl W. Grise, R. Glenn Hubbard, John M. Keane, Alfred F. Kelly,Jr., James M. Kilts, Catherine R. Kinney, Hugh B. Price, Kenton J. Sicchitano and Lulu C. Wang. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on September 21, 2011.

20. Filed with Post-Effective Amendment No. 15 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

21. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on September 21, 2011.

22. Filed with Post-Effective Amendment No. 5 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

23. Filed with Post-Effective Amendment No. 18 to Registration Statement File No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 31, 2008. As incorporated herein by reference.

24. Filed with Registration Statement No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on Sept 2, 2011.

25. To be filed by amendment.

26. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS   POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------   -----------------------------------

C. Robert Henrikson                               Director and Chairman of the Board
MetLife, Inc. and Metropolitan Life Insurance
Company
Chairman of the Board
200 Park Avenue
New York, New York 10166

Steven A. Kandarian                               Director, President and Chief Executive Officer
MetLife, Inc. and Metropolitan Life Insurance
Company
President and Chief Executive Officer
1095 Avenue of the Americas
New York, NY 10036


Sylvia Mathews Burwell                            Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1432 Elliott Avenue W
Seattle, WA 98102


Eduardo Castro-Wright                             Director
Vice Chairman
Wal-Mart Stores, USA
7000 Marina Boulevard
Bisbane, CA 94005


Cheryl W. Grise                                   Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


R. Glenn Hubbard                                  Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall-Rm 101
3022 Broadway
New York, NY 10027-6902


John M. Keane                                     Director
Senior Managing Director
Keane Advisors, LLC
2020 Street N.W.
Suite 300
Washington, D.C. 10580


Alfred F. Kelly, Jr.                              Director
CEO of the NY/NJ 2014 Super Bowl Host Committee
MetLife Stadium
One MetLife Stadium Drive
East Rutherford, NJ 07073


James M. Kilts                                    Director
Partner
Centerview Partners
Management, LLC
16 School Street
Rye, N.Y. 10580


Catherine R. Kinney                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


Hugh B. Price                                     Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                     Director
Director of Satcher Health Leadership
Institute and Center of Excellence on
Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W. Suite 238
Atlanta, GA 30310-1495


Kenton J. Sicchitano                              Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, New York 10166


Lulu C. Wang                                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue
19th Floor
New York, New York 10173



     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166



NAME                       POSITION WITH METLIFE
-------------------------  -----------------------------------------------------
C. Robert Henrikson        Chairman of the Board

Steven A. Kandarian        President and Chief Executive Officer

William J. Mullaney        President, U.S. Business

William J. Toppeta         President, International Business

Peter M. Carlson           Executive Vice President and Chief Accounting Officer

Nicholas D. Latrenta       Executive Vice President and General Counsel

Maria R. Morris            Executive Vice President, Technology and Operations

William J. Wheeler         Executive Vice President and Chief Financial Officer

Frans Hijkoop              Executive Vice President and Chief Human Resources Officer

Martin Lippert             Executive Vice President and Head of Global Technology


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF JUNE 30, 2011

The following is a list of subsidiaries of MetLife,  Inc. updated as of June
30, 2011. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      45.   MLIC CB Holdings LLC (DE)

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) ALICO Direct (France) - 50% of ALICO Direct is owned by MetLife S.A. and the remaining interests by AIG Europe, S.A.

            b)    ALICO Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

      15. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      16.   ALICO Life International Limited (Ireland)

      17.   ALICO Isle of Man Limited (Isle of Man)

      18.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      19. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      20.   ALICO Asigurari Romania S.A. (Romania)

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.I. (Romania)

      21.   International Investment Holding Company Limited (Russia)

      22.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      23.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      24.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      25. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      26.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      27.   ALICO Management Services Limited (United Kingdom)

      28.   ZEUS Administration Services Limited (United Kingdom)

      29.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      30.   PJSC ALICO Ukraine (Ukraine)

      31.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      32.   International Technical and Advisory Services Limited (USA-Delaware)

      33.   International Services Incorporated (USA-Delaware)

      34.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      35. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      36. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      37. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      38. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a) Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b)    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c) ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      39.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      40.   ALICO Services, Inc. (Panama)

      41.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a)    ALGICO Properties, Ltd. (Trinidad & Tobago)

      42.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      43. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      44.   Global Properties, Inc. (USA-Delaware)

      45.   Alpha Properties, Inc. (USA-Delaware)

      46.   Beta Properties, Inc. (USA-Delaware)

      47.   Delta Properties Japan, Inc. (USA-Delaware)

      48.   Epsilon Properties Japan, Inc. (USA)

      49.   Iris Properties, Inc. (USA-Delaware)

      50.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of August 31, 2011, there were 749,333 owners of qualified contracts and 184,111 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Separate Account E).

ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

   Met Investors Series Trust
   Metropolitan Series Fund, Inc.
   Metropolitan Life Separate Account E
   Metropolitan Life Separate Account UL
   Metropolitan Tower Separate Account One
   Metropolitan Tower Separate Account Two
   MetLife Investors USA Separate Account A
   MetLife Investors USA Variable Life Account A
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty- Eight
   General American Separate Account Twenty- Nine
   General American Separate Account Two
   Security Equity Separate Account 26
   Security Equity Separate Account 27
   MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance
   MetLife of CT Fund UL II for Variable Life Insurance
   MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three Metropolitan Life Variable Annuity Separate Account I Metropolitan Life Variable Annuity Separate Account II Paragon Separate Account A
   Paragon Separate Account B
   Paragon Separate Account C
   Paragon Separate Account D

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
---------------------------  ---------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962


Elizabeth M. Forget          Executive Vice President
1095 Avenue of the Americas
New York, New York 10036


Paul A. LaPiana              Executive Vice President, National Sales
5 Park Plaza                 Manager-Life
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Channel Head-National
5 Park Plaza                 Accounts
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent
1 MetLife Plaza              Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, National Sales Manager,
1 MetLife Plaza              Independent Planner and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Marlene Debel                Treasurer
1095 Avenue of the Americas
New York, New York 10036

Isaac Torres                 Secretary
1095 Avenue of the Americas
New York, New York 10036

John G. Martinez             Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
1095 Avenue of the Americas
New York, New York 10036

Rashid Ismail                Vice President
5 Park Plaza
Irvine, CA 92614

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                  (2)
                   (1)                      NET UNDERWRITING         (3)             (4)            (5)
            NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company        $371,735,947           $0              $0             $0

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contract.

                                   SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 14th day of October, 2011.


                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                             /s/ Paul G. Cellupica
                              By: ______________________________________________
                                              Paul G. Cellupica

                                               Chief Counsel
                                            US Business Law Group


                              Metropolitan Life Insurance Company
                              (Depositor)


                                              /s/ Paul G. Cellupica
                              By: ______________________________________________
                                                Paul G. Cellupica

                                                  Chief Counsel
                                              US Business Law Group

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


              Signature                          Title                    Date
              ---------                          -----                    ----

                 *                     Chairman and Director
______________________________________
          C. Robert Henrikson

                 *                     President and Chief Executive Officer
______________________________________
          Steven A. Kandarian

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
            Peter M. Carlson

                 *                     Director
______________________________________
          Sylvia Mathews Burwell


                                       Director
______________________________________
         Eduardo Castro-Wright


                 *                     Director
_______________________________________
          Cheryl W. Grise


                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
          Alfred F. Kelly, Jr.

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Catherine R. Kinney

                 *                     Director
______________________________________
           Hugh B. Price

                                       Director
______________________________________
           David Satcher

                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       Lulu C. Wang


*By:  /s/ Myra L. Saul
      _________________________________
          Myra L. Saul
           Attorney-in-Fact


                                        October 14, 2011